Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	TRINITY BIOTECH PLC
Entity Central Index Key	0000888721
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	83,606,810
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Incorporation State Country Code	L2
Entity File Number	0-22320
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false